Multi-Manager US Small Cap Equity Fund Annual Fund Operating Expenses - Multi-Manager US Small Cap Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class P Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.95%	[1]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	0.80%	[1]

[1]	The “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” and “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers and (ii) limit “total annual operating expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.80% of average daily net assets. Because the amount of the waiver shown in the Fund’s expense table can fluctuate based on fees paid to the Fund’s Underlying Managers, the amount may vary from year to year. These arrangements will remain in effect through at least February 28, 2027 and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.